Label	Element	Value
PBF Energy and Valero [Member] | DCR Assets [Member] | Environmental Issue [Member]
Environmental Insurance Policies, Term of Policies	pbf_EnvironmentalInsurancePoliciesTermOfPolicies	10 years
Site Contingency, Loss Exposure Not Accrued, Best Estimate	us-gaap_SiteContingencyLossExposureNotAccruedBestEstimate	$ 20,000,000
Valero [Member] | DCR Assets [Member] | Environmental Issue [Member]
Site Contingency, Loss Exposure Not Accrued, Best Estimate	us-gaap_SiteContingencyLossExposureNotAccruedBestEstimate	75,000,000
PBFX and Sunoco Logistics [Member] | Toledo Terminal [Member] | Environmental Issue [Member]
Site Contingency, Loss Exposure Not Accrued, Best Estimate	us-gaap_SiteContingencyLossExposureNotAccruedBestEstimate	$ 2,000,000